MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
The cost of sale of available-for-sale marketable securities is calculated on an average cost basis.

(in thousands of $)	2020	2019
Balance at the beginning of the year	3,642	836
Repurchase of marketable securities pledged to creditors	7,323	8,392
Unrealized gain (loss)	(2,491)	1,737
Marketable securities pledged to creditors	(5,835)	(7,323)
Total	2,639	3,642